OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	6 Months Ended
Sep. 30, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Schedule of the components of other current and non-current assets

		As at	As at
(a)	Other current assets	September 30, 2021	March 31, 2021
	Prepaid expenses and deposits	$55,905	$52,216
	Customer acquisition costs	42,120	45,681
	Green certificates assets	48,126	61,467
	Gas delivered in excess of consumption	8,001	650
	Inventory	1,703	3,391
		$155,855	$163,405

		As at	As at
(b)	Other non-current assets	September 30, 2021	March 31, 2021
	Customer acquisition costs	$31,283	$27,318
	Other long-term assets	10,223	7,944
		$41,506	$35,262